Notes Payable and Other Debt - Details of Long-term Debt (Parenthetical) (Details) $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jan. 18, 2019 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2021 USD ($) Facility bed	Sep. 01, 2020 bed	Oct. 02, 2020 bed	Dec. 31, 2020 USD ($) Facility	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance						$ 229
Unamortized discounts on bonds			$ 131			$ 135	$ 149
Aggregate reduction in principal amount debt	$ 200
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility			7			7
Percentage of debt insured			100.00%			100.00%
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility			3			3
Annual renewal fee for the USDA guarantee (as a percent)			0.25%			0.25%
Debt Instrument Prepayment Penalties Percentage			1.00%			1.00%
Prepayment penalties capped percentage			1.00%			1.00%
Prepayment penalties percentage capped, period			10 years			10 years
Prepayment penalties percentage capped thereafter			0.00%			0.00%
Number of licensed beds | bed			122	122	126
Senior debt - guaranteed by USDA | Coosa Valley Health Care
Debt Instrument [Line Items]
Prepayment penalties percentage capped thereafter			1.00%
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility			1			1
Percentage of debt insured			75.00%			75.00%
Number of licensed beds | bed			126
Debt maturity year						2036
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)			0.15%			0.15%
Series2012 A Bonds | Eaglewood Village
Debt Instrument [Line Items]
Proceeds from debt issuance		$ 6,600
Series2012 B Bonds | Eaglewood Village
Debt Instrument [Line Items]
Proceeds from debt issuance		600
Series2012 Bonds | Eaglewood Village
Debt Instrument [Line Items]
Unamortized discounts on bonds		$ 300
Bond Debt
Debt Instrument [Line Items]
Principal repayment amount net effect of issuance fees refund	$ 243,467
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)			0.30%			0.30%
Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)			0.08%			0.08%
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured			70.00%			70.00%
Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)			0.53%			0.53%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured			80.00%			80.00%